Geographical Revenues and Income Before Income Taxes (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Japan USD ($)	Mar. 31, 2011 Japan JPY (¥)	Mar. 31, 2010 Japan JPY (¥)	Mar. 31, 2009 Japan JPY (¥)	Mar. 31, 2011 Americas USD ($)		Mar. 31, 2011 Americas JPY (¥)		Mar. 31, 2010 Americas JPY (¥)		Mar. 31, 2009 Americas JPY (¥)		Mar. 31, 2011 Other Countries USD ($)		Mar. 31, 2011 Other Countries JPY (¥)		Mar. 31, 2010 Other Countries JPY (¥)		Mar. 31, 2009 Other Countries JPY (¥)		Mar. 31, 2011 Difference between Geographic Total and Consolidated Amounts USD ($)	Mar. 31, 2011 Difference between Geographic Total and Consolidated Amounts JPY (¥)	Mar. 31, 2010 Difference between Geographic Total and Consolidated Amounts JPY (¥)	Mar. 31, 2009 Difference between Geographic Total and Consolidated Amounts JPY (¥)
Segment Reporting Information [Line Items]
Total Revenues	$ 11,667	¥ 970,110	¥ 912,294	¥ 1,032,486	$ 9,277	¥ 771,403	¥ 784,537	¥ 933,951	$ 1,671	[1]	¥ 138,975	[1]	¥ 96,879	[1]	¥ 68,026	[1]	$ 995	[2]	¥ 82,772	[2]	¥ 81,919	[2]	¥ 95,265	[2]	$ (276)	¥ (23,040)	¥ (51,041)	¥ (64,756)
Income before income Taxes	$ 1,106	¥ 91,965	¥ 54,593	¥ 12,035	$ 751	¥ 62,477	¥ 33,180	¥ 8,695	$ 221	[1]	¥ 18,411	[1]	¥ 18,743	[1]	¥ 3,191	[1]	$ 297	[2]	¥ 24,633	[2]	¥ 17,123	[2]	¥ 18,032	[2]	$ (163)	¥ (13,556)	¥ (14,453)	¥ (17,883)

[1]	Mainly United States
[2]	Mainly Asia, Europe, Oceania and Middle East